First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	ASSET-BACKED SECURITIES — 27.1%
	Arts SPV S.r.l.
1,500,000[1]	10.650% (3-Month Euribor+855 basis points), 11/30/2041[2,3,4]	$1,773,117
	Deutsche Bank AG
1,500,000[1]	Series 2025-1X, Class CLN, 11.565% (3-Month Euribor+950 basis points), 10/25/2035[2,3,4,5]	1,765,244
	Fontwell II Securities 2020 Designated Activity Company
712,270[1]	Series 2020-1 Z, 14.189% (3-Month SONIA Swap+1,020 basis points), 12/18/2028[2,3,4]	1,174,242
	Granville Ltd.
2,000,000	Series 25-1X, 10.210% (1-Month Term SOFR+650 basis points), 2/15/2030[2,3,4]	1,978,310
	Gregory SPV S.R.L.
1,469,580[1]	Series 32XC, 9.766% (3-Month Euribor+775 basis points), 12/30/2045[2,3,4]	1,730,314
	Landesbank Baden-Wuerttemberg
1,591,571[1]	Series LION-6 SNR, 9.724% (3-Month Euribor+765 basis points), 10/30/2036[2,3,4]	1,884,697
	Lloyds Bank PLC
994,806[1]	11.325% (SONIA+735 basis points), 12/16/2030[2,3,4]	1,348,124
	Mespil Securities
524,129	Series 2021-1, Class B, 15.361% (90-Day SOFR Average+1,000 basis points), 12/8/2031[2,3,4,6]	389,550
	PYMES Magdalena
1,800,000[1]	Series 12, Class NOTE, 9.010% (3-Month Euribor+700 basis points), 12/31/2039[2,3,4,5]	2,141,638
681,570[1]	Series 11, Class NOTE, 8.538% (3-Month Euribor+650 basis points), 7/4/2054[2,3,4,5]	806,550
	Santander Consumer Finance, S.A.
6,614,981[1]	Series 2024-1, 8.504% (3-Month STIBOR+665 basis points), 12/25/2034[2,3,4]	721,393
19,890,000[1]	8.640% (3-Month CIBOR+665 basis points), 6/25/2035[2,3,4]	3,139,636
	Santander UK PLC
435,912[1]	Series 2024-2 F, 14.950% (SONIA+0 basis points), 5/22/2034[2,3,4]	599,218
	St. Lawrence Corp.
1,000,000	Series 2023-1X, Class MEZZ, 13.690% (1-Month Term SOFR+975 basis points), 5/25/2033[2,3,4,5,6]	1,004,767
	Standard Chartered Bank
953,846	14.634% (3-Month Term SOFR+1,075 basis points), 4/19/2033[2,3,4]	1,016,543
	TOTAL ASSET-BACKED SECURITIES (Cost $20,220,137)	21,473,343

	BANK LOANS — 58.0%
	Accuray, Inc.
380,208	1.000%, Delay Draw, 6/5/2030[4,7]	379,812
2,582,330	8.699% Cash, 6.000% PIK, Term Loan (30-Day SOFR Average+1,050 basis points), 6/5/2030[3,4,8]	2,024,810
380,208	1.000%, Delay Draw, 6/5/2030[4,7]	—
	Byoma U.S., Inc.
3,000,000	9.812%, Term Loan (30-Day SOFR Average+600 basis points), 11/17/2027[3,4]	2,940,000

First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
	C3 Rentals, LLC
1,374,917	12.000%, Term Loan, 4/22/2027[4,9]	$1,395,541
	Catalyst Brands, LLC
8,000,000	12.109%, Term Loan, 9/17/2030[4,9]	8,000,000
	Connect America.com, LLC
1,985,000	9.752%, Term Loan, 12/31/2028[4,9]	1,943,315
	Dorel Industries, Inc.
1,995,000	12.189%, Term Loan (3-Month Term SOFR+0 basis points), 9/29/2030[3,4]	1,871,177
	Ipsen Group Holding GmbH
2,064,791	7.416% Cash, 7.250% PIK, Term Loan, 7/31/2029[4,8,9]	2,002,812
	Leonard Valve Company, LLC
987,500	9.186%, Term Loan (3-Month Term SOFR+550 basis points), 9/30/2027[3,4]	987,500
	Litigation Trust Class A- 1 DIP Interest
352,485	0.000% Cash, 10.000% PIK, 12/31/2026[4,8,9]	352,484
	Litigation Trust Class A- 2 DIP Interest
432,206	0.000% Cash, 10.000% PIK, 12/31/2026[4,8,9]	432,206
	Minds + Assembly, LLC
3,284,531	9.002%, Term Loan, 10/28/2026[4,9]	3,271,393
181,292	0.500%, Revolver, 10/28/2026[4,7]	—
	Nephorn Pharmaceuticals Corp.
4,923,077	13.491%, Term Loan, 1/31/2028[4,9]	4,898,462
	Progress Lighting, LLC
2,465,970	13.870%, Term Loan (3-Month Term SOFR+1,000 basis points), 9/18/2029[3,4]	2,406,626
	Riccobene Associates
1,310,176	8.466%, Term Loan (1-Month Term SOFR+475 basis points), 11/12/2027[3,4]	1,304,280
135,318	0.500%, Revolver, 11/12/2027[4,7]	—
226,076	8.486%, Delay Draw, 1/10/2028[4,9]	225,058
	Shryne Group, Inc.
7,382,813	15.357%, Term Loan, 5/26/2026[4,9]	7,382,813
	Summit Spine & Joint Centers
9,328	8.466%, Revolver (3-Month Term SOFR+0 basis points), 3/18/2028[3,4]	9,375
1,025,830	8.913%, Term Loan, 3/18/2028[4,9]	1,029,421
310,945	1.000%, Delay Draw, 3/18/2028[4,7]	—
	West Side Holdco, LLC
2,994,102	13.000%, Term Loan, 9/3/2027[4,9]	3,143,807
	TOTAL BANK LOANS (Cost $45,688,383)	46,000,892

	COLLATERALIZED LOAN OBLIGATIONS — 1.9%
	Fortress Credit Opportunities CLO, LLC
1,500,000	Series 2022-19I, Class ER, 11.905% (3-Month Term SOFR+800 basis points), 10/15/2036[3,5]	1,507,599
	TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,500,000)	1,507,599

First Trust Enhanced Private Credit Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025 (Unaudited)

Principal Amount ($)		Value
	PRIVATE INVESTMENT VEHICLES — 11.3%
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 11.3%
	Fortress Credit Opportunities CLO, LLC
2,456,800	Series XXVII, 1/28/2035[4]	2,750,633
	GPG Loan Funding, LLC
511,300	4/29/2034[10]	538,251
	MCF CLO 12, LLC
2,382,527	2/24/2028[4]	2,717,034
	NXT Capital CLO, LLC
1,673,714	Series 2026-1, 6/24/2028[4]	1,830,542
	Private Credit Fund C-1 Holdco, LLC
1,074,074	Series 2023-1, 7/11/2033[10]	1,110,447
		8,946,907
	TOTAL PRIVATE INVESTMENT VEHICLES (Cost $8,098,415)	8,946,907

Number of Shares
	WARRANTS — 0.5%
633,932	Accuray, Inc., Expiration Date: December 31, 2028*,4	381,745
27,813	Dorel Industries, Inc. - Class B, Expiration Date: September 30, 2032	29,989
	TOTAL WARRANTS (Cost $505,078)	411,734

	SHORT-TERM INVESTMENTS — 2.0%
190,000	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 3.64%[11]	190,000
1,400,753	UMB Bank, Money Market Special II Deposit Investment, 3.48%[11]	1,400,753
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,590,753)	1,590,753
	TOTAL INVESTMENTS — 100.8% (Cost $77,602,766)	79,931,228
	Liabilities in Excess of Other Assets — (0.8)%	(612,844)
	TOTAL NET ASSETS — 100.0%	$79,318,384

CIBOR — Copenhagen Interbank Offered Rate
Euribor — Euro Interbank Offered Rate
LLC — Limited Liability Company
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate

* Non-income producing security.
[1] Principal Amount denoted in local currency.
[2] All or a portion of this investment is a holding of FTEPCF Cayman Sub1 Ltd.
[3] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[4] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[5] Callable.
[6] Foreign security denominated in U.S. Dollars.
[7] Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.
[8] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[9] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[10] Investment valued using net asset value per share as practical expedient.
[11] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Enhanced Private Credit Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency
				Amount	Value at		Unrealized
		Currency	Settlement	Purchased/	Settlement	Value at	Appreciation
	Counterparty	Exchange	Date	(Sold)	Date	December 31, 2025	(Depreciation)
PURCHASE CONTRACTS
Euro	BNP Paribas	Euro per USD	1/15/2026	611,666	$720,787	$719,366	$(1,421)
Euro	BNP Paribas	Euro per USD	2/13/2026	364,666	430,306	429,431	(875)
British Pound	BNP Paribas	GBP per USD	1/15/2026	297,666	399,765	401,221	1,456
British Pound	BNP Paribas	GBP per USD	2/13/2026	417,666	560,884	562,929	2,045
Swedish Krona	BNP Paribas	SEK per USD	1/15/2026	726,000	78,738	78,922	184
Swedish Krona	BNP Paribas	SEK per USD	2/13/2026	1,793,000	194,754	195,200	446
TOTAL PURCHASE CONTRACTS					2,385,234	2,387,069	1,835

SALE CONTRACTS
Euro	BNP Paribas	EUR per USD	1/15/2026	(4,348,000)	$(5,055,203)	$(5,113,580)	$(58,377)
Euro	BNP Paribas	EUR per USD	2/13/2026	(4,101,000)	(4,776,476)	(4,829,342)	(52,866)
Euro	BNP Paribas	EUR per USD	3/13/2026	(3,736,333)	(4,414,477)	(4,405,991)	8,486
British Pound	BNP Paribas	GBP per USD	1/15/2026	(1,055,000)	(1,401,631)	(1,422,025)	(20,394)
British Pound	BNP Paribas	GBP per USD	2/13/2026	(1,133,000)	(1,488,411)	(1,527,054)	(38,643)
British Pound	BNP Paribas	GBP per USD	3/13/2026	(715,333)	(960,335)	(964,024)	(3,689)
Swedish Krona	BNP Paribas	SEK per USD	1/15/2026	(3,245,000)	(342,686)	(352,758)	(10,072)
Swedish Krona	BNP Paribas	SEK per USD	2/13/2026	(4,312,000)	(458,543)	(469,437)	(10,894)
Swedish Krona	BNP Paribas	SEK per USD	3/13/2026	(2,519,000)	(273,953)	(274,664)	(711)
TOTAL SALE CONTRACTS					(19,171,715)	(19,358,875)	(187,160)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(16,786,481)	$(16,971,806)	$(185,325)

EUR - Euro
GBP - British Pound
SEK - Swedish Krona
USD - United States Dollar

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Enhanced Private Credit Fund

CONSOLIDATED PORTFOLIO COMPOSITION

As of December 31, 2025 (Unaudited)

Country of Incorporation	Value	Percent of Total Net Assets
Canada	$29,989	0.1%
Denmark	3,139,636	4.0%
European Union	7,153,372	9.0%
Spain	2,948,188	3.7%
Sweden	721,393	0.9%
United Kingdom	3,121,584	3.9%
United States	62,817,066	79.2%
Total Investments	79,931,228	100.8%
Liabilities in Excess of Other Assets	(612,844)	(0.8)%
Total Net Assets	$79,318,384	100.0%

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Enhanced Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2025 (Unaudited)

Note 1 — Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Fund’s Board of Trustees (the “Board” and the members thereof, “Trustees”) may determine, including in connection with repurchases of Fund shares (“Shares”), in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (in such capacity, the “Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets by utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined.

Fixed-income securities, except for private debt investments discussed below, with a remaining maturity of sixty (60) days or more, will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost.

First Trust Enhanced Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to, changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semi-annually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

The Fund values its investments in private investment funds (generally private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) at the value determined by each private investment fund in accordance with such private investment fund’s valuation policies and reported at the time of the Fund’s valuation. The Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund. Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular private investment fund under consideration.

The Fund will generally value shares of open-end and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 — Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

First Trust Enhanced Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are not included in the fair value hierarchy. As such, investments in Private Collateralized Loan Obligations with a fair value of $1,648,698 are excluded from the fair value hierarchy as of December 31, 2025.

First Trust Enhanced Private Credit Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2025 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$-	$21,473,343	$21,473,343
Bank Loans	-	-	46,000,892	46,000,892
Collateralized Loan Obligations	-	1,507,599	-	1,507,599
Private Collateralized Loan Obligations	-	-	7,298,209	7,298,209
Warrants	-	-	411,734	411,734
Short-Term Investments	1,590,753	-	-	1,590,753
Subtotal	$1,590,753	$1,507,599	$75,184,178	$78,282,530
Private Investment Vehicles
Private Collateralized Loan Obligations				1,648,698
Total Investments				$79,931,228

Other Financial Instruments *
Forward Contracts	$-	$12,617	$-	$12,617
Total Assets	$1,590,753	$1,520,216	$75,184,178	$79,943,845

Liabilities
Other Financial Instruments *
Forward Contracts	$-	$197,942	$-	$197,942
Total Liabilities	$-	$197,942	$-	$197,942

* Other financial instruments are derivative instruments such as forward foreign currency contracts. Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.